Inventories	12 Months Ended
Mar. 31, 2013
Inventories

(5) Inventories

Inventories at March 31, 2012 and 2013 were composed of the following:

	Yen (Millions)
	2012	2013
Finished goods	¥8,318	6,485
Work in process	11,303	11,378
Raw materials and supplies	10,215	13,986

	¥29,836	31,849